Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Property, equipment and software
At cost	¥ 4,804,719	$ 658,243	¥ 4,219,638
Less: accumulated depreciation	(3,925,392)	(537,776)	(3,240,041)
Property, equipment and software, net	879,327	120,467	979,597
Computer equipment, office equipment and purchased software
Property, equipment and software
At cost	4,675,976	640,605	4,149,947
Leasehold improvements
Property, equipment and software
At cost	¥ 128,743	$ 17,638	¥ 69,691